Average Annual Total Returns - FidelityInternationalRealEstateFund-RetailPRO - FidelityInternationalRealEstateFund-RetailPRO - Fidelity International Real Estate Fund	Sep. 29, 2023
Fidelity International Real Estate Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(26.66%)
Past 5 years	0.81%
Past 10 years	4.48%
Fidelity International Real Estate Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(27.26%)
Past 5 years	(0.21%)
Past 10 years	3.25%
Fidelity International Real Estate Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.12%)
Past 5 years	0.57%
Past 10 years	3.23%
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%
RT004
Average Annual Return:
Past 1 year	(23.73%)
Past 5 years	(2.63%)
Past 10 years	1.53%